SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Jul. 31, 2026 USD ($)	Jul. 31, 2025
RM [Member]
Foreign currency exchange rate, translation	0.040824	0.042625
SGD [Member]
Foreign currency exchange rate, translation	0.012828	0.012977
IDR [Member]
Foreign currency exchange rate, translation amount	$ 18,058